UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund: BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 0.6%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC),
6.00%, 6/01/39	$3,605	$4,290,743
City of Birmingham Alabama, GO, CAB, Series A,
3.96%, 3/01/43(a)	1,940	1,760,957

		6,051,700

Alaska – 2.0%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC),
5.25%, 12/01/30	2,000	2,078,340
Alaska Housing Finance Corp., Refunding RB, Series A,
4.13%, 12/01/37	3,455	3,573,817
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A,
5.50%, 10/01/41	2,690	3,143,400
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC),
6.00%, 9/01/28	10,150	12,588,639

		21,384,196

Arizona – 0.5%
Maricopa County & Phoenix IDA, Refunding RB, S/F Housing, Series A-2, AMT (Ginnie Mae),
5.80%, 7/01/40	520	535,829
State of Arizona, COP, Department of Administration, Series A (AGM),
5.00%, 10/01/27	3,725	4,239,720

		4,775,549

California – 14.0%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC),
5.40%, 10/01/24(a)	10,000	11,207,100
California Health Facilities Financing Authority, RB:
Saint Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,827,559
Sutter Health, Series A, 5.00%, 8/15/52	3,885	4,237,292
Sutter Health, Series B, 5.88%, 8/15/31	3,200	3,907,072
California HFA, RB, Home Mortgage, Series K, AMT,
5.50%, 2/01/42	2,785	2,883,589
California State Public Works Board, LRB, Judicial Council Projects, Series A,
5.00%, 3/01/38	1,940	2,137,841
California State University, RB, Systemwide, Series A,
5.50%, 11/01/39	1,525	1,769,320
California State University, Refunding RB, Systemwide, Series A (AGM),
5.00%, 11/01/37	3,545	3,951,718
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	4,030	4,473,300
Saint Joseph Health System, Series E (AGM), 5.25%, 7/01/47	4,000	4,555,200
City of Redding California, COP, Refunding, Series A (AGM),
5.00%, 6/01/30	1,900	2,145,708
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	11,965	13,392,544
Series A-1, 5.75%, 3/01/34	2,300	2,655,281
Coast Community College District, GO, Election of 2002, Series C (AGM),
5.25%, 8/01/33(b)	8,100	2,833,380
County of Sacramento California, RB, Senior Series A (AGM),
5.00%, 7/01/41	12,500	13,682,125
Dublin Unified School District California, GO, CAB, Election of 2004, Series D,
5.66%, 8/01/34(b)	5,000	1,525,300
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC),
5.50%, 8/01/14(c)	5,800	6,172,128
Grossmont Union High School District, GO, CAB, Election of 2004,
4.42%, 8/01/31(b)	5,110	2,300,675
Long Beach Unified School District, GO, Election of 2008, Series B,
4.54%, 8/01/34(b)	5,000	1,924,950
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM),
5.00%, 8/01/32	1,200	1,351,872
Norwalk-La Mirada Unified School District California, GO, CAB, Refunding, Election of 2002, Series E (AGC),
4.84%, 8/01/38(b)	7,620	2,276,170
Oceanside Unified School District California, GO, Series A (AGC),
5.25%, 8/01/33	2,500	2,784,225
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B(b):
4.67%, 8/01/35	7,820	2,799,482
4.69%, 8/01/36	10,000	3,402,900
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C(b):
4.61%, 8/01/37	8,000	2,647,760
4.62%, 8/01/38	12,940	4,081,794
San Bernardino Community College District, GO, Election of 2002, Series C (AGM),
5.00%, 8/01/31	2,165	2,382,214

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Diego Unified School District California, GO, Refunding, CAB, Series R-1,
4.35%, 7/01/31(b)	$3,485	$1,594,527
San Francisco Bay Area Rapid Transit District, RB, Sales Tax Revenue (AGM),
5.00%, 7/01/14(c)	10,000	10,547,000
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A,
6.00%, 3/01/36	1,830	2,261,148
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	1,800	2,041,668
5.00%, 8/01/38	1,600	1,801,184
State of California, GO:
5.50%, 3/01/40	1,020	1,195,073
Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,397
Various Purpose, 5.00%, 4/01/42	2,000	2,234,580
State of California, GO, Refunding:
5.00%, 2/01/38	4,000	4,480,800
5.00%, 10/01/41	2,555	2,842,182
Various Purpose, 5.00%, 9/01/41	2,700	3,000,834
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B,
4.67%, 8/01/36(b)	6,545	2,238,848
West Valley-Mission Community College District, GO, Refunding, Election of 2004, Series A (AGM),
5.00%, 8/01/30	3,600	3,980,412

		147,537,152

Florida – 11.0%
Broward County School Board Florida, COP, Series A (AGM),
5.25%, 7/01/33	13,100	14,836,536
Broward County Water & Sewer Utility, Refunding RB, Series A,
5.25%, 10/01/34	2,250	2,590,672
City of Jacksonville Florida, Refunding RB, Transportation, Series A,
5.00%, 10/01/30	770	897,597
Collier County School Board, COP (AGM),
5.00%, 2/15/23	5,000	5,528,650
County of Lee Florida, Refunding RB, Series A, AMT:
5.63%, 10/01/26	2,600	3,045,016
5.38%, 10/01/32	3,440	3,836,322
County of Miami-Dade Florida, GO:
Series B, 6.38%, 7/01/28	6,000	7,261,620
Series B-1, 5.75%, 7/01/33	3,700	4,312,831
County of Miami-Dade Florida, RB Transit System Sales Surtax (AGM),
5.00%, 7/01/35	2,800	3,103,744
County of Miami-Dade Florida, Refunding RB:
Miami International Airport AMT (AGC), 5.00%, 10/01/40	11,000	11,879,230
Series C (BHAC), 6.00%, 10/01/23	20,095	24,780,350
Special Obligation, Series B, 5.00%, 10/01/37	1,940	2,166,786
County of Miami-Dade Florida Aviation, Refunding RB, Miami International Airport, Series A, AMT (AGM),
5.50%, 10/01/41	19,020	21,754,886
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B,
6.00%, 11/15/37	1,750	2,091,828
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A,
5.63%, 7/01/39	5,135	5,684,445
Tampa-Hillsborough County Expressway Authority, Refunding RB, Series A,
5.00%, 7/01/42	1,465	1,642,133

		115,412,646

Georgia – 1.7%
Burke County Development Authority, Refunding RB, Oglethorpe Power Corp., Vogtle Project, Series C,
5.70%, 1/01/43	6,450	7,138,021
City of Atlanta Georgia Department of Aviation, Refunding ARB, General, Series B (AGM),
5.25%, 1/01/33	10,000	10,474,800

		17,612,821

Illinois – 18.4%
Chicago Illinois Board of Education, GO, Series A,
5.50%, 12/01/39	6,470	7,386,217
Chicago Illinois Transit Authority, RB, Sales Tax Receipts,
5.25%, 12/01/36	1,620	1,858,383
Chicago Park District, GO, Harbor Facilities, Series C:
5.25%, 1/01/37	4,000	4,568,200
5.25%, 1/01/40	1,505	1,716,573
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, AMT (NPFGC):
Series A, 5.75%, 1/01/39	9,000	10,576,170
Series B-2, 5.25%, 1/01/27	10,000	10,256,800
Series B-2, 6.00%, 1/01/27	26,230	27,043,130
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC)(b):
4.31%, 1/01/29	4,000	2,050,560
4.47%, 1/01/33	7,950	3,332,163
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, General, Third Lien, Series C-2, AMT (AGM),
5.25%, 1/01/30	16,400	16,803,276

2	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB, Water System, Second Lien, Series A (AMBAC),
5.00%, 11/01/36	$3,500	$3,863,265
Cook County Forest Preserve District, GO, Series C,
5.00%, 12/15/37	890	1,017,386
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B,
5.00%, 12/15/37	775	882,640
Illinois Finance Authority, RB, Series A,
5.75%, 8/15/34	8,700	10,331,946
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A,
6.00%, 8/15/39	5,250	6,226,027
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.00%, 2/01/35	17,935	19,562,780
5.25%, 2/01/35	15,000	16,645,350
Illinois State Toll Highway Authority, RB:
Series A, 5.00%, 1/01/38(d)	5,840	6,604,281
Series B, 5.50%, 1/01/33	4,000	4,535,040
Series B (BHAC), 5.50%, 1/01/33	2,000	2,282,700
Kane, Kendall, Etc. Counties Community College District No. 516 Illinois, GO, CAB, Series E (NPFGC),
4.89%, 12/15/25(b)	5,000	2,716,600
Metropolitan Pier & Exposition Authority, RB, CAB, Mccormick Place Expansion Project, Series A (NPFGC)(b):
3.76%, 12/15/26	9,600	5,779,296
4.40%, 6/15/32	14,000	6,090,140
4.50%, 12/15/34	41,880	15,998,160
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Mccormick Place Expansion Project, Series B (AGM),
4.95%, 6/15/44(b)	9,430	2,058,475
Railsplitter Tobacco Settlement Authority, RB,
6.00%, 6/01/28	1,700	2,076,023
Regional Transportation Authority, RB, Series C (NPFGC),
7.75%, 6/01/20	1,000	1,248,900

		193,510,481

Indiana – 3.2%
City of Indianapolis Indiana, Refunding RB, Second Lien, Series B (AGC),
5.25%, 8/15/27	5,000	5,544,850
Indiana Finance Authority, RB:
Private Activity (Ohio River Bridges), AMT, 5.00%, 7/01/40	2,425	2,584,080
Private Activity (Ohio River Bridges), AMT, 5.00%, 7/01/44	1,400	1,485,890
Wastewater Utility, 5.25%, 10/01/38	2,900	3,379,892
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	3,850	4,229,379
Series B, 5.75%, 1/01/34	1,050	1,083,180
Series B, 6.00%, 1/01/39	5,000	5,939,850
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,900	3,299,852
(AGC), 5.25%, 1/01/29	1,350	1,518,453
(AGC), 5.50%, 1/01/38	4,250	4,804,710

		33,870,136

Iowa – 3.3%
Iowa Finance Authority, RB, Series A (AGC),
5.63%, 8/15/37	12,650	14,331,058
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	4,530	5,194,778
5.70%, 12/01/27	4,530	5,203,883
5.75%, 12/01/28	2,400	2,747,184
5.80%, 12/01/29	3,060	3,501,833
5.85%, 12/01/30	3,170	3,622,835

		34,601,571

Kentucky – 0.9%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC),
5.25%, 2/01/28	4,000	4,669,920
Louisville & Jefferson County Metropolitan Sewer District Kentucky, RB, Series A (NPFGC),
5.25%, 5/15/14(c)	5,000	5,265,100

		9,935,020

Louisiana – 0.7%
New Orleans Aviation Board Louisiana, RB, New Orleans Aviation, Series A, AMT (AGM),
5.25%, 1/01/32	6,405	7,140,614

Maine – 0.1%
Maine State Housing Authority, Refunding RB, Series B-1, AMT,
4.00%, 11/15/27	920	964,123

Massachusetts – 3.0%
Massachusetts HFA, RB:
S/F Housing, Series 128, AMT (AGM), 4.88%, 12/01/38(e)	10,670	11,000,237
Series B, 7.00%, 12/01/38	3,150	3,623,855
Massachusetts HFA, Refunding HRB, Series C, AMT,
5.35%, 12/01/42	3,100	3,349,302
Massachusetts HFA, Refunding RB, Rental Housing, Series A, AMT (AGM),
5.15%, 7/01/26	4,595	4,609,428

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Port Authority, Refunding RB, BOSFUEL Project, AMT (NPFGC),
5.00%, 7/01/38	$8,275	$8,920,036

		31,502,858

Michigan – 7.0%
City of Detroit Michigan, RB, Water Supply System, Second Lien, Series B (AGM):
6.25%, 7/01/36	1,075	1,248,699
7.00%, 7/01/36	500	602,475
City of Detroit Michigan, Refunding RB:
Sewage Disposal System, Senior Lien (AGM), Series B, 7.50%, 7/01/33	1,000	1,238,950
Sewage Disposal System, Senior Lien (AGM), Series C-1, 7.00%, 7/01/27	1,500	1,840,305
Water Supply System, Series D, Senior Lien (AGM), 5.00%, 7/01/23	5,000	5,267,500
Water Supply System, Series D (NPFGC), 5.00%, 7/01/33	5,000	5,081,650
Lansing Board of Water & Light Utilities System, RB, Series A,
5.50%, 7/01/41	3,185	3,768,110
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	3,125	3,788,906
Series I (AGC), 5.25%, 10/15/24	1,750	2,091,425
Series I (AGC), 5.25%, 10/15/25	3,250	3,884,075
Series I-A, 5.38%, 10/15/36	2,075	2,398,783
Series II-A, 5.38%, 10/15/41	1,900	2,187,375
Series II-A (AGM), 5.25%, 10/15/36	8,040	9,259,266
Michigan State HDA, RB, Series C,
5.50%, 12/01/28	2,735	2,968,296
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project,, Series A (Syncora),
5.50%, 6/01/30	2,500	2,520,550
State of Michigan, RB, GAB (AGM):
5.25%, 9/15/22	10,000	11,833,900
5.25%, 9/15/26	6,650	7,782,295
Wayne County Airport Authority, Refunding RB, AMT (AGC),
5.38%, 12/01/32	5,000	5,691,400

		73,453,960

Minnesota – 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC),
6.50%, 11/15/38	5,500	6,734,750

Mississippi – 0.2%
Medical Center Educational Building Corp., RB, University of Mississippi Medical Center Facilities and Expansion and Renovation Project, Series A,
5.00%, 6/01/41	2,000	2,275,080

Nebraska – 0.3%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3,
5.25%, 9/01/37	2,825	3,158,180

Nevada – 2.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center,
6.00%, 4/01/34	2,250	2,626,830
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	5,170	5,831,553
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	19,250	20,036,940

		28,495,323

New Jersey – 4.6%
New Jersey EDA, RB, Cigarette Tax,
5.75%, 6/15/14(c)	4,000	4,242,880
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1:
(AMBAC), 5.50%, 9/01/24	6,500	8,411,780
(NPFGC), 5.50%, 9/01/28	1,685	2,219,263
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	1,250	1,437,312
5.50%, 12/01/26	1,800	2,042,424
5.75%, 12/01/28	200	227,238
5.88%, 12/01/33	6,895	7,807,691
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT,
4.35%, 11/01/33	3,360	3,442,824
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 4.56%, 12/15/35(b)	18,525	6,679,189
CAB, Series C (AGC), 3.78%, 12/15/25(b)	10,000	6,233,700
Series A (NPFGC), 5.75%, 6/15/25	4,000	5,216,480

		47,960,781

New York – 5.1%
City of New York, New York, GO, Series J,
5.25%, 5/15/14(c)	10,000	10,516,600
Hudson New York Yards Infrastructure Corp., RB,
5.75%, 2/15/47	1,920	2,279,520

4	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4,
5.50%, 1/15/34	$7,250	$8,471,625
New York State Dormitory Authority, ERB, Series B,
5.25%, 3/15/38	3,250	3,777,833
New York State Thruway Authority, Refunding RB, Series I,
5.00%, 1/01/37	3,210	3,620,976
Port Authority of New York & New Jersey, RB, Consolidated, 37th Series, AMT, (AGM),
5.13%, 7/15/30	19,500	20,572,110
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 172nd Series, AMT,
4.50%, 4/01/37	3,970	4,293,952

		53,532,616

North Carolina – 0.2%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A,
4.75%, 11/01/43	2,075	2,227,845

Ohio – 0.6%
County of Allen Ohio, Refunding RB, Catholic HealthCare Partners, Series A,
5.00%, 5/01/42	2,030	2,253,483
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A,
6.50%, 11/15/37	3,000	3,778,230

		6,031,713

Pennsylvania – 2.9%
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%, 12/01/31	15,600	16,671,096
Sub-Series A-1, 5.00%, 12/01/43	3,885	4,223,927
Sub-Series C (AGC), 6.25%, 6/01/38	5,695	6,844,137
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	2,575	3,154,298

		30,893,458

Puerto Rico – 3.1%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	2,000	2,146,040
6.38%, 8/01/39	10,195	11,492,008
5.50%, 8/01/42	5,155	5,424,349
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.64%, 8/01/41(b)	15,000	3,118,050
CAB, Series A (NPFGC), 5.66%, 8/01/42(b)	3,190	624,378
CAB, Series C, 5.50%, 8/01/38(b)	9,400	2,388,258
CAB, Series C, 5.54%, 8/01/39(b)	24,000	5,716,800
First Sub-Series C, 6.00%, 8/01/39	1,180	1,299,133

		32,209,016

South Carolina – 0.4%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM),
6.50%, 8/01/39	3,600	4,391,172

Tennessee – 0.1%
Memphis Center City Revenue Finance Corp., RB, Pyramid and Pinch Distribution, Series B (AGM),
5.25%, 11/01/30	485	566,364

Texas – 13.8%
Bexar County Texas, Refunding RB, Combined Venue Project,
5.00%, 8/15/39	1,500	1,682,145
City of Houston Texas, Refunding RB, Series A (AGM),
5.00%, 11/15/36	10,000	11,329,900
City of Houston Texas Utility System, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	5,700	6,893,922
5.38%, 11/15/38	3,650	4,241,665
Dallas Fort Worth International Airport, RB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	5,500	5,909,530
Series H, 5.00%, 11/01/37	8,865	9,545,034
Dallas ISD, GO, School Building (PSF-GTD),
6.38%, 2/15/34	10,000	12,317,300
Grand Prairie ISD Texas, GO, CAB, Refunding,
5.36%, 8/15/28(b)	10,000	4,452,100
Harris County Hospital District, Refunding RB, Senior Lien, Series A (NPFGC),
5.25%, 2/15/37	4,055	4,338,931
Judson ISD Texas, GO, School Building (AGC),
5.00%, 2/01/37	10,000	11,041,500
Midland County Fresh Water Supply District No. 1, Refunding RB, City of Midland Project,
4.46%, 9/15/36(b)	5,810	2,073,647
North Texas Tollway Authority, Refunding RB, First Tier (NPFGC):
Series A, 6.00%, 1/01/28	6,275	7,396,280
System, Series A, 5.13%, 1/01/28	20,000	22,335,800
System, Series B, 5.75%, 1/01/40	10,000	11,475,900

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/42	$4,400	$4,461,072
CAB, 4.58%, 9/15/35(b)	7,160	2,601,300
CAB, 4.64%, 9/15/36(b)	12,195	4,169,227
CAB, 4.72%, 9/15/37(b)	8,730	2,803,465
Texas Department of Housing & Community Affairs, MRB, Series A, AMT (NPFGC),
5.45%, 9/01/23	3,415	3,420,976
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/28	400	435,052
5.00%, 12/15/29	3,240	3,510,378
Texas State Turnpike Authority, RB, CAB (AMBAC),
5.97%, 8/15/31(b)	20,265	6,909,554
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A,
4.00%, 8/15/38	2,250	2,214,675

		145,559,353

Utah – 1.6%
Utah Transit Authority, Refunding RB, CAB, Sub-Series A(b):
(AGC), 3.16%, 6/15/20	10,000	8,000,600
(NPFGC), 4.09%, 6/15/24	13,930	8,878,007

		16,878,607

Vermont – 0.1%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM),
5.50%, 11/01/38(e)	1,510	1,607,365

Washington – 3.1%
Port of Seattle, RB, Series B (NPFGC),
5.20%, 7/01/29	20,565	20,634,098
Washington Health Care Facilities Authority, RB, Series A:
5.00%, 10/01/39	1,125	1,225,710
5.25%, 10/01/39	2,725	3,033,443
5.00%, 8/15/44	1,020	1,125,937
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D,
6.38%, 10/01/36	5,400	6,525,792

		32,544,980

Wisconsin – 0.7%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	3,745	4,249,152
SynergyHealth Inc., 6.00%, 8/01/13(c)	2,000	2,028,280
Wisconsin Health & Educational Facilities Authority, Refunding RB,
5.00%, 4/01/42	1,300	1,450,865

		7,728,297

Total Municipal Bonds – 106.5%		1,120,547,727

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(f)
Arizona – 1.5%
Arizona School Facilities Board, COP (AGC),
5.13%, 9/01/21(g)	10,000	11,652,800
Salt River Project Agricultural Improvement & Power District, RB, Series A,
5.00%, 1/01/38	3,500	3,952,445

		15,605,245

California – 10.6%
Alameda County Joint Powers Authority, Refunding LRB (AGM),
5.00%, 12/01/34	6,990	7,799,582
California State University, RB, Systemwide, Series A (AGM):
5.00%, 11/01/33(g)	7,996	8,976,124
5.00%, 11/01/37	18,435	20,550,615
City of Riverside California, RB, Issue D (AGM),
5.00%, 10/01/38	20,000	22,070,800
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC),
5.00%, 8/01/36	7,500	8,105,850
Las Virgenes Unified School District California, GO, Series A (AGM),
5.00%, 8/01/31	10,000	10,695,445
Los Angeles Community College District California, GO, Refunding, Series A,
6.00%, 8/01/33	5,248	6,496,358
Orange County Sanitation District, COP, Series B (AGM),
5.00%, 2/01/37	10,780	12,022,503
San Diego Community College District California, GO, Election of 2002,
5.25%, 8/01/33	1,047	1,253,470
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM),
5.00%, 5/01/33	9,370	10,600,281
University of California, RB, Series O,
5.75%, 5/15/34	2,205	2,656,723

		111,227,751

Colorado – 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A,
5.50%, 7/01/34(g)	2,469	2,881,241

6	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(f)	Par (000)	Value
Connecticut – 0.5%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1,
4.70%, 7/01/29	$5,019	$5,648,820

District of Columbia – 2.6%
District of Columbia, RB, Series A,
5.50%, 12/01/30(g)	2,595	3,165,087
District of Columbia Water & Sewer Authority, Refunding RB, Series A,
6.00%, 10/01/35(g)	4,279	5,167,389
Metropolitan Washington Airports Authority, RB, Series B, AMT (AMBAC),
5.00%, 10/01/32	10,000	11,097,000
Metropolitan Washington Airports Authority, Refunding ARB, Series B, AMT,
5.00%, 10/01/30	6,880	7,922,389

		27,351,865

Florida – 6.4%
City of Tallahassee Florida, RB, Energy System (NPFGC),
5.00%, 10/01/32(g)	3,300	3,692,205
County of Miami-Dade Florida Transit System, RB, (Syncora),
5.00%, 7/01/31	19,800	21,669,318
County of Miami-Dade Florida, RB, Water and Sewer System AGM,
5.00%, 10/01/39	11,701	13,181,109
County of Miami-Dade Florida Transit System, Refunding RB,
5.00%, 7/01/42	4,840	5,453,567
Florida State Board of Education, GO, Series D,
5.00%, 6/01/37(g)	3,299	3,744,559
Highlands County Health Facilities Authority, RB, Adventist, Series C,
5.25%, 11/15/36(e)	5,400	5,990,544
Orange County School Board, COP, Series A (AGC),
5.50%, 8/01/34	12,013	13,794,684

		67,525,986

Georgia – 1.1%
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Third Indenture, Series B (AGM),
5.00%, 7/01/37	10,000	11,258,927

Hawaii – 1.0%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC),
5.00%, 7/01/14(c)	9,830	10,366,521

Illinois – 3.4%
City of Chicago Illinois, GO, Refunding, Series A (AGC),
5.25%, 1/01/24(g)	11,000	12,439,020
City of Chicago Illinois, RB, Motor Fuel Tax, Series A (AGC),
5.00%, 1/01/38	4,000	4,250,920
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A,
5.00%, 1/01/41	2,190	2,444,128
Illinois Finance Authority, RB, University of Chicago, Series B,
6.25%, 7/01/38	10,000	12,303,700
Metropolitan Pier & Exposition Authority, RB, Mccormick Place Expansion Project, Series A,
5.00%, 6/15/42	720	803,944
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/34(g)	3,499	4,027,132

		36,268,844

Kentucky – 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC),
5.25%, 2/01/27	5,985	7,003,956

Louisiana – 1.1%
State of Louisiana Gas & Fuels, RB, Series A (AGM),
5.00%, 5/01/36	10,000	11,028,100

Michigan – 1.2%
Michigan Finance Authority, Refunding RB, Trinity Health,
5.00%, 12/01/39	11,600	12,898,620

Nevada – 0.6%
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	510	622,880
5.75%, 7/01/34	4,813	5,878,146

		6,501,026

New Jersey – 1.8%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM),
5.75%, 11/01/28	10,000	13,497,900
New Jersey Transportation Trust Fund Authority, RB,
5.25%, 6/15/36(g)	4,960	5,666,998

		19,164,898

New York – 6.2%
New York City Municipal Water Finance Authority, Refunding RB:
5.00%, 6/15/47	15,520	17,743,706
Series DD, 5.00%, 6/15/37	17,567	19,858,062
New York State Urban Development, RB,
5.00%, 3/15/43	14,280	16,480,405
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 143rd Series, AMT,
5.00%, 10/01/30	5,180	5,627,345
Triborough Bridge & Tunnel Authority, RB, General, Series A-2,
5.25%, 11/15/34(g)	4,500	5,259,060

		64,968,578

North Carolina – 0.9%
North Carolina HFA, RB, Series 31-A, AMT,
5.25%, 7/01/38	9,456	9,949,943

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2013	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(f)	Par (000)	Value
Ohio – 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM),
5.00%, 10/01/41	$4,990	$5,323,182
State of Ohio, RB, Cleveland Clinic Health, Series B,
5.50%, 1/01/34	1,520	1,738,850

		7,062,032

Puerto Rico – 0.7%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Senior Series C,
5.25%, 8/01/40	6,540	7,085,632

South Carolina – 0.4%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1,
5.55%, 7/01/39	3,998	4,307,612

South Dakota – 0.0%
South Dakota HDA, Refunding RB, Homeownership Mortgage, Series K,
5.05%, 5/01/36	483	493,402

Texas – 4.1%
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD),
5.00%, 2/15/37	12,955	14,594,826
Houston ISD, GO, Schoolhouse (PSF-GTD),
5.00%, 2/15/33	10,000	11,182,200
North East ISD Texas, GO, School Building, Series A,
5.00%, 8/01/37(g)	3,500	3,986,010
Tarrant County Cultural Educational Facilities Finance Corp., RB,
5.00%, 11/15/38	1,799	2,017,346
Texas State University Systems, Refunding RB,
5.25%, 3/15/26	10,000	11,715,400

		43,495,782

Virginia – 0.4%
University of Virginia, Refunding RB, General,
5.00%, 6/01/40	3,944	4,511,205

Washington – 3.5%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM),
5.00%, 11/01/34	16,770	19,222,025
County of King Washington, RB (AGM),
5.00%, 1/01/37	15,785	17,805,641

		37,027,666

Wisconsin – 2.5%
State of Wisconsin, Refunding RB, Series A,
6.00%, 5/01/36	14,780	17,857,492
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.,
5.25%, 4/01/39(g)	7,459	8,277,535

		26,135,027

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 52.2%		549,768,679

Total Long-Term Investments (Cost – $1,497,583,160) – 158.7%		1,670,316,406

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03%(h)(i)	2,308,982	2,308,982

Total Short-Term Securities (Cost – $2,308,982) – 0.2%		2,308,982

Total Investments (Cost–$1,499,892,142*) – 158.9%		1,672,625,388
Other Assets Less Liabilities – 1.0%		10,745,705
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (26.0)%		(274,108,877)
VRDP Shares, at Liquidation Value – (33.9)%		(356,400,000)

Net Assets Applicable to Common Shares – 100.0%		$1,052,862,216

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,228,298,383

Gross unrealized appreciation	$173,170,293
Gross unrealized depreciation	(2,816,085)

Net unrealized appreciation	$170,354,208

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

8	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Chase & Co.	$6,604,281	$69,146

(e)	Variable rate security. Rate shown is as of report date.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from 1/01/16 to 12/01/29, is $37,173,106.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the 1940 act, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
FFI Institutional Tax-Exempt Fund	21,624,366	(19,315,384)	2,308,982	$1,662

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAB	Grant Anticipation Bonds
GARB	General Airport Revenue Bonds
Ginnie Mae	Government National Mortgage Association

GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2013	9

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(435)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$58,011,328	$(631,273)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$1,670,316,406	–	$1,670,316,406
Short-Term Securities	$2,308,982	–	–	2,308,982

Total	$2,308,982	$1,670,316,406	–	$1,672,625,388

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(631,273)	–	–	$(631,273)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$565,000	–	–	$565,000
Liabilities:
TOB trust certificates	–	$(273,972,797)	–	(273,972,797)
VMTP shares	–	(356,400,000)	–	(356,400,000)

Total	$565,000	$(630,372,797)	–	$(629,807,797)

There were no transfers between levels during the period ended April 30, 2013.

10	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund III, Inc.

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund III, Inc.

Date: June 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Quality Fund III, Inc.

Date: June 24, 2013